Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (Loss) from Continuing Operations before Income Taxes
U.S. income before income taxes	$ 21,519	$ 10,244	$ 27,903
Foreign income (loss) before income taxes	(827)	111	147
Total	$ 20,692	$ 10,355	$ 28,050